Financial Instruments and Fair Value - Summary of Fair Value Information (Details) - Recurring - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Other current liabilities- contingent consideration | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration liabilities	$ 0.0	$ 0.0
Other current liabilities- contingent consideration | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration liabilities	0.0	0.0
Other current liabilities- contingent consideration | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration liabilities	17.4	1.3	$ 4.7
Other current liabilities- contingent consideration | Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration liabilities	17.4	1.3	4.7
Other current liabilities- contingent consideration | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration liabilities	17.4	1.3	4.7
Other noncurrent liabilities- contingent consideration | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration liabilities	0.0	0.0
Other noncurrent liabilities- contingent consideration | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration liabilities	0.0	0.0
Other noncurrent liabilities- contingent consideration | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration liabilities	41.4	45.2	41.5
Other noncurrent liabilities- contingent consideration | Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration liabilities	41.4	45.2	41.5
Other noncurrent liabilities- contingent consideration | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration liabilities	$ 41.4	$ 45.2	$ 41.5